Segment Reportinorng (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Profit before Income Tax Reconciles to EBITDA

Profit before income tax reconciles to EBITDA as follows:

	2015	2016	2017
(Profit) loss before income tax	142,345	(582,865)	328,713
Financial cost, net	130,447	201,019	170,038
Depreciation	217,071	205,522	199,793
Amortization	89,355	82,743	86,557

EBITDA	579,218	(93,581)	785,101

Disclosure of Detailed Information About EBITDA for Each Segment

EBITDA for each segment is as follows:

	2015	2016	2017
Engineering and construction	220,137	106,106	194,334
Infrastructure	272,230	237,752	300,935
Real state	52,794	121,421	177,285
Technical services	35,083	39,751	36,796
Parent company operations	(35,591)	(1,026,394)	216,666
Eliminations intercompany	34,565	427,783	(140,915)

Total EBITDA	579,218	(93,581)	785,101

Summary of Breakdown by Operating Segments

The “Backlog” refers to the expected future revenue under signed contracts and legally binding letters of intent. The breakdown by operating segments as of December 31, 2017, and the dates in which they are estimated to, is shown in the following table:

		Annual Backlog
	2017	2018	2019	2020+
Engineering and Construction	4,727,022	2,261,700	1,320,381	1,144,941
Infrastructure	3,090,417	1,023,749	997,309	1,069,358
Real state	84,128	61,296	22,832	—
Technical Services	1,493,181	687,183	390,647	415,351
Eliminations Intercompany	(321,897)	(112,237)	(104,459)	(105,200)

	9,072,850	3,921,691	2,626,709	2,524,450

Disclosure of Detailed Information About Operating Segments Financial Position

The table below shows the Group’s financial statements by operating segments:

Operating segments financial position

Segment reporting

	Engineering	Infrastructure						Parent
	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Technical services	Company Operations	Eliminations	Consolidated
As of December 31, 2016
Assets.-
Cash and cash equivalent	93,543	35,396	125,853	139,414	3,229	58,892	37,675	112,398	550	606,950
Financial asset at fair value through profit or loss	352	—	—	—	—	—	—	—	—	352
Trade accounts receivables	334,426	84,996	77,615	56,665	256	83,704	395,812	—	(2,204)	1,031,270
Work in progress	648,851	—	—	32,078	—	—	—	—	—	680,929
Accounts receivable from related parties	327,385	3,255	55,907	392	12,379	7,284	12,468	50,582	(287,988)	181,664
Other accounts receivable	398,666	58,235	28,779	25,895	4,841	20,198	70,769	42,133	—	649,516
Inventories	76,058	12,561	9,839	16,862	—	946,657	55,431	387	(13,502)	1,104,293
Prepaid expenses	9,204	2,614	2,005	17,265	167	329	19,412	305	—	51,301
Non-current assets classified as held for sale	22,385	—	—	—	—	—	—	—	—	22,385

Total current assets	1,910,870	197,057	299,998	288,571	20,872	1,117,064	591,567	205,805	(303,144)	4,328,660

Long-term trade accounts receivable	149	—	15,092	629,310	—	—	22,968	—	—	667,519
Long-term work in progress	171,752	—	24,165	—	—	—	—	—	1,669	197,586
Long-term accounts receivable from related parties	—	—	408	—	—	—	492	700,615	(170,131)	531,384
Prepaid expenses	—	—	20,554	2,029	943	—	—	—	—	23,526
Other long-term accounts receivable	42,511	29,533	22,926	225,565	7,347	17,887	1,075	11,108	—	357,952
Investments in associates and joint ventures	116,512	8,516	—	—	—	31,768	9,589	2,358,918	(2,135,544)	389,759
Investment property	—	—	—	—	—	49,357	—	—	—	49,357
Property, plant and equipment	592,191	176,486	23,508	193	21	13,008	195,462	130,422	(17,692)	1,113,599
Intangible assets	246,715	139,353	457,163	269	—	950	78,687	22,793	14,356	960,286
Deferred income tax asset	158,168	4,983	13,244	—	—	623	53,003	189,230	7,757	427,008

Total non-current assets	1,327,998	358,871	577,060	857,366	8,311	113,593	361,276	3,413,086	(2,299,585)	4,717,976

Total assets	3,238,868	555,928	877,058	1,145,937	29,183	1,230,657	952,843	3,618,891	(2,602,729)	9,046,636

Liabilities.-
Borrowings	582,260	82,063	3,014	—	—	206,456	155,137	932,113	—	1,961,043
Bonds	—	—	25,540	20,551	—	—	—	—	—	46,091
Trade accounts payable	876,849	59,830	31,857	23,882	599	30,617	247,219	6,703	(939)	1,276,617
Accounts payable to related parties	119,989	3,902	38,219	33,009	237	66,190	33,749	67,685	(282,763)	80,217
Current income tax	30,576	3,631	3,401	—	1,064	17,944	5,544	—	—	62,160
Other accounts payable	485,247	11,711	43,614	14,622	27	194,441	157,201	189,444	—	1,096,307
Provisions	6,615	6,441	—	—	—	131	1,344	—	—	14,531

Total current liabilities	2,101,536	167,578	145,645	92,064	1,927	515,779	600,194	1,195,945	(283,702)	4,536,966

Borrowings	246,315	80,488	2,510	—	—	16,541	73,541	—	—	419,395
Long-term bonds	—	—	338,143	583,480	—	—	—	—	—	921,623
Other long-term accounts payable	147,839	—	44,451	246,522	—	32,000	39,558	2,433	—	512,803
Long-term accounts payable to related parties	41,672	—	408	87,200	23,445	40,074	42,259	394	(170,132)	65,320
Provisions	7,670	17,115	—	—	—	—	1,757	—	—	26,542
Derivative financial instruments	—	1,081	—	—	—	—	—	—	—	1,081
Deferred income tax liability	28,278	3,546	1,525	14,482	283	15,564	9,491	—	—	73,169

Total non-current liabilities	471,774	102,230	387,037	931,684	23,728	104,179	166,606	2,827	(170,132)	2,019,933

Total liabilities	2,573,310	269,808	532,682	1,023,748	25,655	619,958	766,800	1,198,772	(453,834)	6,556,899

Equity attributable to controlling interest in the Company	551,653	265,241	282,851	91,643	3,528	234,449	148,028	2,406,577	(2,003,546)	1,980,424
Non-controlling interest	113,905	20,879	61,525	30,546	—	376,250	38,015	13,542	(145,349)	509,313

Total liabilities and equity	3,238,868	555,928	877,058	1,145,937	29,183	1,230,657	952,843	3,618,891	(2,602,729)	9,046,636

Operating segments financial position

Segment reporting

	Engineering	Infrastructure						Parent
	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Technical services	Company Operations	Eliminations	Consolidated
As of December 31, 2017
Assets.-
Cash and cash equivalent	184,401	43,878	121,901	161,073	4,204	85,187	21,904	3,632	—	626,180
Financial asset at fair value through profit or loss	181	—	—	—	—	—	—	—	—	181
Trade accounts receivables	368,303	64,364	128,124	108,706	604	45,897	274,103	419	2,204	992,724
Work in progress	578,723	—	—	—	—	—	—	6,030	—	584,753
Accounts receivable from related parties	230,607	2,746	62,525	3,072	8,852	69,382	9,947	66,059	(352,438)	100,752
Other accounts receivable	518,123	55,959	66,765	31,381	1,922	40,026	38,527	12,742	—	765,445
Inventories	46,499	15,093	8,685	19,457	—	643,882	45,512	190	(8,607)	770,711
Prepaid expenses	4,470	1,168	2,354	10,312	164	216	14,037	757	—	33,478
Non-current assets classified as held for sale	17,722	—	—	—	—	—	—	—	—	17,722

Total current assets	1,949,029	183,208	390,354	334,001	15,746	884,590	404,030	89,829	(358,841)	3,891,946

Long-term trade accounts receivable	—	—	14,747	793,991	—	—	39,852	—	—	848,590
Long-term work in progress	58,997	—	28,413	—	—	—	—	—	—	87,410
Long-term accounts receivable from related parties	258,479	—	27,660	—	—	—	474	636,941	(149,624)	773,930
Prepaid expenses	—	—	24,585	13,115	892	—	—	—	(510)	38,082
Other long-term accounts receivable	75,030	53,917	11,159	255,179	7,348	9,811	1,712	56,696	—	470,852
Investments in associates and joint ventures	111,513	7,344	—	—	—	1	10,113	2,206,230	(2,066,530)	268,671
Investment property	—	—	—	—	—	45,687	—	—	—	45,687
Property, plant and equipment	509,700	171,226	18,572	580	60	11,621	100,936	70,627	(17,587)	865,735
Intangible assets	203,390	160,288	492,424	323	—	1,022	47,332	24,031	11,260	940,070
Deferred income tax asset	165,227	5,507	11,057	—	—	10,316	46,470	192,088	6,032	436,697

Total non-current assets	1,382,336	398,282	628,617	1,063,188	8,300	78,458	246,889	3,186,613	(2,216,959)	4,775,724

Total assets	3,331,365	581,490	1,018,971	1,397,189	24,046	963,048	650,919	3,276,442	(2,575,800)	8,667,670

Liabilities.-
Borrowings	591,987	46,924	2,589	—	—	162,031	139,821	113,412	—	1,056,764
Bonds	—	—	24,361	12,294	—	—	—	—	—	36,655
Trade accounts payable	955,015	62,659	85,329	81,161	132	43,724	189,553	36,412	(939)	1,453,046
Accounts payable to related parties	114,198	3,664	60,857	83,841	14	37,396	14,428	88,546	(347,770)	55,174
Current income tax	29,379	1,282	1,122	—	161	45,299	8,300	—	—	85,543
Other accounts payable	492,362	12,487	68,994	27,058	49	63,654	109,904	73,992	—	848,500
Provisions	6,682	5,204	—	—	—	20	1,597	—	—	13,503

Total current liabilities	2,189,623	132,220	243,252	204,354	356	352,124	463,603	312,362	(348,709)	3,549,185

Borrowings	127,773	101,549	1,945	—	—	12,010	26,458	363,564	—	633,299
Long-term bonds	—	—	319,549	591,363	—	—	—	—	—	910,912
Other long-term accounts payable	379,043	—	52,349	349,987	158	32,058	36,409	2,469	—	852,473
Long-term accounts payable to related parties	4,306	—	836	89,023	23,445	—	30,739	32,102	(154,497)	25,954
Provisions	8,587	16,707	—	—	—	—	3,365	5,255	—	33,914
Derivative financial instruments	—	383	—	—	—	—	—	—	—	383
Deferred income tax liability	26,633	8,957	8,606	20,789	210	—	7,277	—	—	72,472

Total non-current liabilities	546,342	127,596	383,285	1,051,162	23,813	44,068	104,248	403,390	(154,497)	2,529,407

Total liabilities	2,735,965	259,816	626,537	1,255,516	24,169	396,192	567,851	715,752	(503,206)	6,078,592

Equity attributable to controlling interest in the Company	487,923	299,411	323,987	106,256	(123)	217,290	82,100	2,547,328	(1,940,842)	2,123,330
Non-controlling interest	107,477	22,263	68,447	35,417	—	349,566	968	13,362	(131,752)	465,748

Total liabilities and equity	3,331,365	581,490	1,018,971	1,397,189	24,046	963,048	650,919	3,276,442	(2,575,800)	8,667,670

Disclosure of Detailed Information About Operating Segment Performance

Operating segment performance

Segment Reporting

	Engineering	Infrastructure						Parent
	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Technical services	Company operations	Eliminations	Consolidated
Year 2015 -
Revenue	5,829,441	389,377	729,232	206,459	27,994	215,764	563,874	70,531	(449,760)	7,582,912
Gross profit (loss)	312,780	63,530	139,651	40,468	2,225	51,755	76,828	(7,004)	(67,238)	612,995
Administrative expenses	(289,149)	(18,214)	(37,934)	(10,529)	(310)	(20,521)	(60,871)	(29,882)	73,187	(394,223)
Other income and expenses	30,616	1,365	565	—	—	1,759	12,135	11,114	(2,968)	54,586
Gain from the sale of investments	—	—	—	—	—	—	(8,289)	—	—	(8,289)

Operating profit (loss)	54,247	46,681	102,282	29,939	1,915	32,993	19,803	(25,772)	2,981	265,069
Financial expenses	(127,383)	(19,953)	(9,974)	(5,303)	(45)	(11,642)	(18,265)	(2,818)	27,300	(168,083)
Financial income	8,875	158	9,812	2,316	121	746	584	56,101	(41,077)	37,636
Share of the profit or loss in associates and joint ventures under the equity method of accounting	(2,234)	944	—	—	—	14,888	589	(14,709)	8,246	7,724

(Loss) profit before income tax	(66,495)	27,830	102,120	26,952	1,991	36,985	2,711	12,802	(2,550)	142,346
Income tax	(55,350)	(7,650)	(30,157)	(8,129)	(520)	(7,649)	20,593	(9,208)	2,171	(95,899)

(Loss) profit from continuing operations	(121,845)	20,180	71,963	18,823	1,471	29,336	23,304	3,594	(379)	46,447
Profit from discontinued operations	—	—	—	—	—	—	5,162	—	3,980	9,142

(Loss) Profit for the year	(121,845)	20,180	71,963	18,823	1,471	29,336	28,466	3,594	3,601	55,589

(loss) Profit attributable to:
Owners of the Company	(131,181)	17,072	60,331	14,118	1,471	12,377	20,001	4,337	8,571	7,097
Non-controlling interest	9,336	3,108	11,632	4,705	—	16,959	8,465	(743)	(4,970)	48,492

	(121,845)	20,180	71,963	18,823	1,471	29,336	28,466	3,594	3,601	55,589

Operating segment performance

Segment Reporting

	Engineering	Infrastructure						Parent
	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Technical services	Company operations	Eliminations	Consolidated
Year 2016 -
Revenue	4,159,538	382,211	527,104	247,040	18,459	411,518	841,121	62,070	(458,744)	6,190,317
Gross profit (loss)	224,621	42,129	121,114	42,473	5,698	136,540	77,304	(171)	(92,413)	557,295
Administrative expenses	(258,568)	(17,260)	(35,085)	(12,952)	(786)	(28,430)	(69,870)	(35,740)	76,298	(382,393)
Other income and expenses	(9,250)	542	263	10	—	838	3,989	(5,843)	(3,923)	(13,374)
Gain from the sale of investments	—	—	—	—	—	—	—	46,336	—	46,336

Operating (loss) profit	(43,197)	25,411	86,292	29,531	4,912	108,948	11,423	4,582	(20,038)	207,864
Financial expenses	(65,138)	(10,801)	(7,390)	(2,810)	(38)	(14,388)	(20,170)	(115,225)	14,296	(221,664)
Financial income	11,216	1,040	2,225	8,037	86	2,816	2,991	18,688	(26,454)	20,645
Share of the profit or loss in associates and joint ventures under the equity method of accounting	16,501	1,615	—	—	—	6,850	360	(1,036,888)	421,852	(589,710)

(Loss) profit before income tax	(80,618)	17,265	81,127	34,758	4,960	104,226	(5,396)	(1,128,843)	389,656	(582,865)
Income tax	(12,828)	(5,308)	(22,213)	(10,904)	(1,433)	(27,054)	(1,646)	193,425	7,233	119,272

(Loss) profit from continuing operations	(93,446)	11,957	58,914	23,854	3,527	77,172	(7,042)	(935,418)	396,889	(463,593)
Profit from discontinued operations	—	—	—	—	—	—	7,851	—	4,144	11,995

(Loss) profit for the year	(93,446)	11,957	58,914	23,854	3,527	77,172	809	(935,418)	401,033	(451,598)

(Loss) profit attributable to:
Owners of the Company	(87,710)	9,370	43,656	17,891	3,527	22,106	1,546	(934,508)	414,423	(509,699)
Non-controlling interest	(5,736)	2,587	15,258	5,963	—	55,066	(737)	(910)	(13,390)	58,101

	(93,446)	11,957	58,914	23,854	3,527	77,172	809	(935,418)	401,033	(451,598)

Operating segment performance

Segment Reporting

	Engineering	Infrastructure						Parent
	and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Technical services	Company operations	Eliminations	Consolidated
Year 2017 -
Revenue	3,353,199	436,876	642,127	365,772	3,152	647,535	1,060,996	70,049	(499,564)	6,080,142
Gross profit (loss)	290,296	71,825	139,196	48,696	445	147,384	57,816	(37,771)	(45,100)	672,787
Administrative expenses	(231,044)	(15,854)	(32,454)	(15,279)	(317)	(21,189)	(74,174)	(100,687)	61,817	(429,181)
Other income and expenses	(42,747)	5,139	1,062	5	—	(3,700)	8,625	10,512	559	(20,545)
Gain from the sale of investments	25,768	—	—	—	—	49,002	—	195,378	4,215	274,363

Operating profit (loss)	42,273	61,110	107,804	33,422	128	171,497	(7,733)	67,432	21,491	497,424
Financial expenses	(52,852)	(13,423)	(6,893)	(8,000)	(50)	(21,917)	(29,597)	(80,339)	27,626	(185,445)
Financial income	9,434	1,964	3,256	3,606	26	3,569	3,382	32,925	(42,755)	15,407
Share of the profit or loss in associates and joint ventures under the equity method of accounting	30,633	1,584	—	—	—	455	1,203	142,596	(175,144)	1,327

Profit (loss) before income tax	29,488	51,235	104,167	29,028	104	153,604	(32,745)	162,614	(168,782)	328,713
Income tax	(17,091)	(13,151)	(32,290)	(9,545)	(227)	(35,900)	4,763	(19,495)	(101)	(123,037)

Profit (loss) from continuing operations	12,397	38,084	71,877	19,483	(123)	117,704	(27,982)	143,119	(168,883)	205,676
Profit from discontinued operations	—	—	—	—	—	—	2,317	—	1,245	3,562

Profit (loss) for the year	12,397	38,084	71,877	19,483	(123)	117,704	(25,665)	143,119	(167,638)	209,238

Profit (loss) attributable to:
Owners of the Company	12,077	33,715	55,620	14,613	(123)	48,648	(18,094)	143,279	(140,997)	148,738
Non-controlling interest	320	4,369	16,257	4,870	—	69,056	(7,571)	(160)	(26,641)	60,500

	12,397	38,084	71,877	19,483	(123)	117,704	(25,665)	143,119	(167,638)	209,238

Disclosure of Geographical Areas

Segments by geographical area

	2015	2016	2017
Revenue:
- Peru	5,457,577	4,547,449	4,375,760
- Chile	944,198	707,364	1,054,885
- Colombia	778,333	570,203	285,897
- Panama	206,137	346,065	361,450
- Guyana	111,924	717	—
- Brasil	39,253	—	—
- Ecuador	—	3,682	—
- Bolivia	45,490	14,837	2,149

	7,582,912	6,190,317	6,080,142

Non-current assets:
- Peru	3,230,288	3,995,453	4,164,342
- Chile	320,094	446,998	407,152
- Colombia	124,820	260,732	203,203
- Bolivia	15,043	13,043	149
- Ecuador	—	888	—
- Guyana	8,800	862	878
- Panama	584	—	—

	3,699,629	4,717,976	4,775,724